Postretirement Benefit Plans (Pension Benefits Narratives and Pension Plan Participants) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Percentage of total pension assets disclosed	99.00%
Minimum Pension Assets Or Obligations	$ 50
Pension Benefit Plan [Member]
Pension Plan Participants [Abstract]
Active employees	117,000
Vested former employees	225,000
Retirees and beneficiaries	267,000
Total pension plan participants	609,000
Pension Benefit Plan [Member] | Principal pension plans [Member]
Pension Plan Participants [Abstract]
Active employees	86,000
Vested former employees	179,000
Retirees and beneficiaries	232,000
Total pension plan participants	497,000
Pension Benefit Plan [Member] | Other Pension Plan, Defined Benefit [Member]
Pension Plan Participants [Abstract]
Active employees	31,000
Vested former employees	46,000
Retirees and beneficiaries	35,000
Total pension plan participants	112,000
Retiree Benefit Plan [Member]
Pension Plan Participants [Abstract]
Retirees and beneficiaries	193,000